Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 3,974,837	$ 3,867,155	$ 3,718,229
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,550,234	2,546,290	2,381,122
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									572,196	488,932	513,295
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 852,407	$ 831,933	$ 823,812